PROPERTY AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 103,678	$ 100,034	$ 94,821
Less accumulated depreciation	(84,221)	(81,318)	(70,633)
Property and equipment, net	19,457	18,716	24,188
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	90,703	87,059	84,704
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 12,975	$ 12,975	$ 10,117